Northern Lights Fund Trust

Navigator Duration Neutral Bond Fund

Navigator Equity Hedged Fund

Navigator Sentry Managed Volatility Fund

Navigator Tactical Fixed Income Fund

Incorporated herein by reference is the definitive version of the supplement for Navigator Duration Neutral Bond Fund, Navigator Equity Hedged Fund, Navigator Sentry Managed Volatility Fund and Navigator Tactical Fixed Income Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 7, 2018 (SEC Accession No. 0001580642-18-000689).